Supplementary Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2012
Supplementary Cash Flow Information (Tables) [Abstract]
Schedule of supplemental Cash Flow information
	Six months ended June 30,
	2012	2011
Supplementary cash flow information:
Cash paid for interest	$155,263	$117,966
Cash paid for income taxes(1)	$229,128	$242,776
Cash inflow for income taxes from stock option exercises	$3,277	$4,980

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(2,337,691)	$(874,302)
Liabilities assumed	226,377	37,555
Noncontrolling interest subject to put provisions	87,201	-
Noncontrolling interest	95,418	1,441
Obligations assumed in connection with acquisition	15,102	1,731
Cash paid	(1,913,593)	(833,575)
Less cash acquired	170,301	12,435
Net cash paid for acquisitions	$(1,743,292)	$(821,140)

(1) Net of tax refund.